Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Voya Separate Portfolios Trust
Entity Central Index Key	0001392116
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000172348
Shareholder Report [Line Items]
Fund Name	Voya Investment Grade Credit Fund
Class Name	Class A
Trading Symbol	VACFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Investment Grade Credit Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$47	0.91%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
AssetsNet	$ 72,388,455
Holdings Count | Holding	712
InvestmentCompanyPortfolioTurnover	233.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$72,388,455 # of Portfolio Holdings712 Portfolio Turnover Rate233%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.9%
U.S. Treasury Obligations	7.6%
Corporate Bonds/Notes	90.5%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 3.875%, 08/15/34	5.1%
United States Treasury Notes, 4.350%, 05/15/54	1.0%
Goldman Sachs Group, Inc., 5.330%, 07/23/35	0.9%
United States Treasury Bonds, 4.125%, 08/15/44	0.7%
Banco Santander SA, 9.625%, 12/31/99	0.6%
Huntington Bancshares, Inc., 2.487%, 08/15/36	0.6%
Laboratory Corp. of America Holdings, 4.800%, 10/01/34	0.6%
Lloyds Banking Group PLC, 6.750%, 12/31/99	0.5%
United States Treasury Notes, 3.375%, 09/30/29	0.5%
United States Cellular Corp., 6.700%, 12/15/33	0.4%

C000172349
Shareholder Report [Line Items]
Fund Name	Voya Investment Grade Credit Fund
Class Name	Class I
Trading Symbol	VIGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Investment Grade Credit Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
AssetsNet	$ 72,388,455
Holdings Count | Holding	712
InvestmentCompanyPortfolioTurnover	233.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$72,388,455 # of Portfolio Holdings712 Portfolio Turnover Rate233%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.9%
U.S. Treasury Obligations	7.6%
Corporate Bonds/Notes	90.5%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 3.875%, 08/15/34	5.1%
United States Treasury Notes, 4.350%, 05/15/54	1.0%
Goldman Sachs Group, Inc., 5.330%, 07/23/35	0.9%
United States Treasury Bonds, 4.125%, 08/15/44	0.7%
Banco Santander SA, 9.625%, 12/31/99	0.6%
Huntington Bancshares, Inc., 2.487%, 08/15/36	0.6%
Laboratory Corp. of America Holdings, 4.800%, 10/01/34	0.6%
Lloyds Banking Group PLC, 6.750%, 12/31/99	0.5%
United States Treasury Notes, 3.375%, 09/30/29	0.5%
United States Cellular Corp., 6.700%, 12/15/33	0.4%

C000122004
Shareholder Report [Line Items]
Fund Name	Voya Investment Grade Credit Fund
Class Name	Class R6
Trading Symbol	VIGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Investment Grade Credit Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
AssetsNet	$ 72,388,455
Holdings Count | Holding	712
InvestmentCompanyPortfolioTurnover	233.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$72,388,455 # of Portfolio Holdings712 Portfolio Turnover Rate233%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.9%
U.S. Treasury Obligations	7.6%
Corporate Bonds/Notes	90.5%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 3.875%, 08/15/34	5.1%
United States Treasury Notes, 4.350%, 05/15/54	1.0%
Goldman Sachs Group, Inc., 5.330%, 07/23/35	0.9%
United States Treasury Bonds, 4.125%, 08/15/44	0.7%
Banco Santander SA, 9.625%, 12/31/99	0.6%
Huntington Bancshares, Inc., 2.487%, 08/15/36	0.6%
Laboratory Corp. of America Holdings, 4.800%, 10/01/34	0.6%
Lloyds Banking Group PLC, 6.750%, 12/31/99	0.5%
United States Treasury Notes, 3.375%, 09/30/29	0.5%
United States Cellular Corp., 6.700%, 12/15/33	0.4%

C000191190
Shareholder Report [Line Items]
Fund Name	Voya Investment Grade Credit Fund
Class Name	Class W
Trading Symbol	VIGWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Investment Grade Credit Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
AssetsNet	$ 72,388,455
Holdings Count | Holding	712
InvestmentCompanyPortfolioTurnover	233.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$72,388,455 # of Portfolio Holdings712 Portfolio Turnover Rate233%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.9%
U.S. Treasury Obligations	7.6%
Corporate Bonds/Notes	90.5%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 3.875%, 08/15/34	5.1%
United States Treasury Notes, 4.350%, 05/15/54	1.0%
Goldman Sachs Group, Inc., 5.330%, 07/23/35	0.9%
United States Treasury Bonds, 4.125%, 08/15/44	0.7%
Banco Santander SA, 9.625%, 12/31/99	0.6%
Huntington Bancshares, Inc., 2.487%, 08/15/36	0.6%
Laboratory Corp. of America Holdings, 4.800%, 10/01/34	0.6%
Lloyds Banking Group PLC, 6.750%, 12/31/99	0.5%
United States Treasury Notes, 3.375%, 09/30/29	0.5%
United States Cellular Corp., 6.700%, 12/15/33	0.4%

C000159005
Shareholder Report [Line Items]
Fund Name	Voya Securitized Credit Fund
Class Name	Class A
Trading Symbol	VCFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Securitized Credit Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
AssetsNet	$ 849,010,084
Holdings Count | Holding	588
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$849,010,084 # of Portfolio Holdings588 Portfolio Turnover Rate16%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.8%
Asset-Backed Securities	25.7%
Commercial Mortgage-Backed Securities	33.9%
Collateralized Mortgage Obligations	35.6%

Largest Holdings [Text Block]

Top 10 Holdings

RFM Reremic Trust - Class AB64, 2.239%, 03/01/50	1.3%
RFM Reremic Trust - Class AB60, 2.390%, 11/08/49	1.0%
Subway Funding LLC - Class A2II, 5.566%, 07/30/54	0.9%
Symphony CLO 43 Ltd. - Class C, 7.877%, 04/15/37	0.9%
Freddie Mac STACR REMIC Trust - Class B1, 8.680%, 01/25/42	0.9%
Trafigura Securitisation Finance PLC - Class A2, 5.980%, 11/15/27	0.8%
Freddie Mac STACR REMIC Trust - Class B1, 10.030%, 02/25/42	0.8%
Planet Fitness Master Issuer LLC - Class A2II, 6.237%, 06/05/54	0.8%
GAM Re-REMIC Trust - Class 1D, 11/29/50	0.7%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.7%

C000159006
Shareholder Report [Line Items]
Fund Name	Voya Securitized Credit Fund
Class Name	Class I
Trading Symbol	VCFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Securitized Credit Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 849,010,084
Holdings Count | Holding	588
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$849,010,084 # of Portfolio Holdings588 Portfolio Turnover Rate16%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.8%
Asset-Backed Securities	25.7%
Commercial Mortgage-Backed Securities	33.9%
Collateralized Mortgage Obligations	35.6%

Largest Holdings [Text Block]

Top 10 Holdings

RFM Reremic Trust - Class AB64, 2.239%, 03/01/50	1.3%
RFM Reremic Trust - Class AB60, 2.390%, 11/08/49	1.0%
Subway Funding LLC - Class A2II, 5.566%, 07/30/54	0.9%
Symphony CLO 43 Ltd. - Class C, 7.877%, 04/15/37	0.9%
Freddie Mac STACR REMIC Trust - Class B1, 8.680%, 01/25/42	0.9%
Trafigura Securitisation Finance PLC - Class A2, 5.980%, 11/15/27	0.8%
Freddie Mac STACR REMIC Trust - Class B1, 10.030%, 02/25/42	0.8%
Planet Fitness Master Issuer LLC - Class A2II, 6.237%, 06/05/54	0.8%
GAM Re-REMIC Trust - Class 1D, 11/29/50	0.7%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.7%

C000221175
Shareholder Report [Line Items]
Fund Name	Voya Securitized Credit Fund
Class Name	Class R6
Trading Symbol	VCFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Securitized Credit Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
AssetsNet	$ 849,010,084
Holdings Count | Holding	588
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$849,010,084 # of Portfolio Holdings588 Portfolio Turnover Rate16%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.8%
Asset-Backed Securities	25.7%
Commercial Mortgage-Backed Securities	33.9%
Collateralized Mortgage Obligations	35.6%

Largest Holdings [Text Block]

Top 10 Holdings

RFM Reremic Trust - Class AB64, 2.239%, 03/01/50	1.3%
RFM Reremic Trust - Class AB60, 2.390%, 11/08/49	1.0%
Subway Funding LLC - Class A2II, 5.566%, 07/30/54	0.9%
Symphony CLO 43 Ltd. - Class C, 7.877%, 04/15/37	0.9%
Freddie Mac STACR REMIC Trust - Class B1, 8.680%, 01/25/42	0.9%
Trafigura Securitisation Finance PLC - Class A2, 5.980%, 11/15/27	0.8%
Freddie Mac STACR REMIC Trust - Class B1, 10.030%, 02/25/42	0.8%
Planet Fitness Master Issuer LLC - Class A2II, 6.237%, 06/05/54	0.8%
GAM Re-REMIC Trust - Class 1D, 11/29/50	0.7%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.7%

C000191194
Shareholder Report [Line Items]
Fund Name	Voya Securitized Credit Fund
Class Name	Class W
Trading Symbol	VSCWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Securitized Credit Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
AssetsNet	$ 849,010,084
Holdings Count | Holding	588
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$849,010,084 # of Portfolio Holdings588 Portfolio Turnover Rate16%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.8%
Asset-Backed Securities	25.7%
Commercial Mortgage-Backed Securities	33.9%
Collateralized Mortgage Obligations	35.6%

Largest Holdings [Text Block]

Top 10 Holdings

RFM Reremic Trust - Class AB64, 2.239%, 03/01/50	1.3%
RFM Reremic Trust - Class AB60, 2.390%, 11/08/49	1.0%
Subway Funding LLC - Class A2II, 5.566%, 07/30/54	0.9%
Symphony CLO 43 Ltd. - Class C, 7.877%, 04/15/37	0.9%
Freddie Mac STACR REMIC Trust - Class B1, 8.680%, 01/25/42	0.9%
Trafigura Securitisation Finance PLC - Class A2, 5.980%, 11/15/27	0.8%
Freddie Mac STACR REMIC Trust - Class B1, 10.030%, 02/25/42	0.8%
Planet Fitness Master Issuer LLC - Class A2II, 6.237%, 06/05/54	0.8%
GAM Re-REMIC Trust - Class 1D, 11/29/50	0.7%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.7%

C000240815
Shareholder Report [Line Items]
Fund Name	Voya VACS Series EMHCD Fund
Class Name	Portfolio
Trading Symbol	VVIQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya VACS Series EMHCD Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Series	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
AssetsNet	$ 111,966,841
Holdings Count | Holding	219
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$111,966,841 # of Portfolio Holdings219 Portfolio Turnover Rate51%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.7%
Corporate Bonds/Notes	40.2%
Sovereign Bonds	58.1%

Largest Holdings [Text Block]

Top 10 Holdings

Bahrain Government International Bond, 7.375%, 05/14/30	1.6%
Petroleos Mexicanos, 6.500%, 03/13/27	1.6%
Romanian Government International Bond, 6.375%, 01/30/34	1.4%
Indonesia Government International Bond, 8.500%, 10/12/35	1.3%
Republic of South Africa Government International Bond, 4.300%, 10/12/28	1.1%
Aeropuertos Dominicanos Siglo XXI SA, 7.000%, 06/30/34	1.1%
Mexico Government International Bond, 6.338%, 05/04/53	1.1%
Saudi Government International Bond, 3.450%, 02/02/61	1.0%
OQ SAOC, 5.125%, 05/06/28	1.0%
Sociedad Quimica y Minera de Chile SA, 5.500%, 09/10/34	1.0%

C000240816
Shareholder Report [Line Items]
Fund Name	Voya VACS Series SC Fund
Class Name	Portfolio
Trading Symbol	VVIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya VACS Series SC Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Series	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
AssetsNet	$ 202,128,822
Holdings Count | Holding	256
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$202,128,822 # of Portfolio Holdings256 Portfolio Turnover Rate12%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	5.8%
Asset-Backed Securities	22.7%
Commercial Mortgage-Backed Securities	35.6%
Collateralized Mortgage Obligations	35.9%

Largest Holdings [Text Block]

Top 10 Holdings

RFM Reremic Trust - Class AB60, 2.390%, 11/08/49	1.8%
Freddie Mac STACR REMIC Trust - Class B1, 8.680%, 01/25/42	1.5%
Freddie Mac STACR REMIC Trust - Class B1, 10.030%, 02/25/42	1.5%
GAM Re-REMIC Trust - Class 1D, 11/29/50	1.3%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	1.3%
BMD2 Re-Remic Trust - Class 6B10, 2.440%, 05/25/52	1.0%
RFM Reremic Trust - Class AB64, 2.239%, 03/01/50	1.0%
Fannie Mae Connecticut Avenue Securities - Class 1B1, 10.830%, 01/25/43	1.0%
GAM RE-REMIC TRUST - Class CK44, 09/27/51	0.9%
Trafigura Securitisation Finance PLC - Class A2, 5.980%, 11/15/27	0.9%